Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

March 31, 2020

HIY-QTLY-0520
1.815010.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,067
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,981
5% 4/1/26	2,400	2,878
Montgomery Med. Clinic Facilities 5% 3/1/33	4,140	4,668

TOTAL ALABAMA		13,594

Arizona - 2.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.089%, tender 1/1/37 (a)(b)	2,485	2,399
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	900
5% 5/1/51	910	886
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	15,210	16,853
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,550
5% 7/1/31	3,105	3,797
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	226
5% 7/1/48	295	273
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,785
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	740	730
6% 1/1/48 (d)	4,540	4,184
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	9,820
5% 1/1/33	4,965	5,860
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	888
Series 2017 A:
5% 7/1/33 (c)	910	1,056
5% 7/1/36 (c)	1,450	1,668
5% 7/1/37 (c)	1,075	1,233
Series 2017 B:
5% 7/1/29	2,070	2,494
5% 7/1/33	2,900	3,442
5% 7/1/36	3,310	3,888
5% 7/1/37	2,070	2,424
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	8,600	10,137
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	1,655	1,734
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,097
5% 7/1/49	1,125	1,227
5% 7/1/54	1,330	1,443
5% 7/1/59	2,000	2,154
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	830	900
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	2,900	3,036
5.25% 12/1/22	1,240	1,332
5.5% 12/1/29	7,370	8,838
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	870	883
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (d)	440	444
6.125% 10/1/52 (d)	440	443
Series 2017 B, 6% 10/1/37 (d)	220	222

TOTAL ARIZONA		102,246

California - 3.6%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,662
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	3,540	3,525
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	150	150
Series 2007, 5.625% 5/1/20	100	100
5.25% 4/1/35	7,080	7,584
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,743
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,185	1,045
5% 7/1/37 (d)	1,525	1,282
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	335	274
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,214
5% 6/1/28	5,110	5,690
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,695	2,942
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,201
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,426
5% 6/1/24	1,770	1,976
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,473
0% 11/1/30 (FSA Insured)	4,140	3,319
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	5,105	5,513
5% 8/1/23 (c)	7,775	8,643
5% 8/1/24 (c)	10,100	11,538
5% 8/1/25 (c)	3,515	4,121
5% 8/1/26 (c)	1,350	1,620
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,205	1,292
5% 3/1/27	1,655	1,774
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,092
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,691
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,815
Series 2011, 0% 8/1/46	950	439
Series B:
0% 8/1/37	6,455	4,271
0% 8/1/39	19,705	12,190
Poway Unified School District Pub. Fing.:
5% 9/1/24	825	916
5% 9/1/26	1,050	1,187
5% 9/1/29	2,185	2,452
5% 9/1/31	985	1,087
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,504
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,191
Series 2008 E, 0% 7/1/47 (e)	7,205	6,278
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	3,765	4,572
Series 2019 E, 5% 5/1/50 (c)	5,340	6,154
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	3,815	4,257
5% 6/1/31	4,790	5,326
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	8,172
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,092
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,202
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,683
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,309
Series 2013 B, 5.5% 8/1/38	830	960
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	910	919
5.5% 7/1/38	3,160	3,191
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,789

TOTAL CALIFORNIA		174,016

Colorado - 1.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,190
5% 10/1/43	2,600	2,715
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,474
4% 9/1/36	1,075	1,159
5% 9/1/46	6,045	6,907
Series 2019 A2:
4% 8/1/49	6,100	5,977
5% 8/1/37	1,000	1,093
5% 8/1/44	5,900	6,352
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,795	5,774
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,580	1,731
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,098
5% 11/15/26 (c)	2,855	3,380
5% 11/15/27 (c)	2,440	2,935
Series 2018 A:
5% 12/1/34 (c)	4,245	5,333
5% 12/1/36 (c)	4,140	4,865
5% 12/1/37 (c)	8,280	9,697
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,240	11,182
Series 2010 C:
5.25% 9/1/25	830	842
5.375% 9/1/26	830	842

TOTAL COLORADO		76,546

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,612
Series 2015 B, 5% 6/15/32	1,980	2,267
Series 2016 B, 5% 5/15/26	5,095	6,017
Series 2018 F:
5% 9/15/23	2,150	2,394
5% 9/15/24	2,690	3,068
5% 9/15/25	2,700	3,149
Series 2020 A:
4% 1/15/33	10,100	11,269
4% 1/15/34	8,385	9,310
5% 1/15/32	7,450	9,287
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	487
5% 7/1/27	290	346
5% 7/1/28	525	623
5% 7/1/29	330	390
Series 2016 K, 4% 7/1/46	7,315	7,375
Series 2018 K-3, 5% 7/1/36	895	969
Series 2019 A:
5% 7/1/39 (d)	3,930	4,386
5% 7/1/49 (d)	285	312
Series 2020 A:
4% 7/1/37	2,500	2,806
4% 7/1/38	1,120	1,250
5% 7/1/32	2,000	2,549
5% 7/1/34	3,500	4,433
Series K1:
5% 7/1/27	415	460
5% 7/1/29	1,060	1,180
5% 7/1/30	830	920
5% 7/1/33	1,325	1,449
5% 7/1/34	620	675
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	3,785	4,054
5% 4/1/39 (d)	4,865	5,087
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,069

TOTAL CONNECTICUT		89,193

District Of Columbia - 1.9%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,235	2,246
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,150	7,944
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35	2,115	2,537
5% 10/1/37	2,125	2,516
5% 10/1/39	2,000	2,340
5% 10/1/44	7,000	8,099
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	1,200	1,415
5% 10/1/32 (c)	1,855	2,181
5% 10/1/33 (c)	910	1,067
5% 10/1/35 (c)	2,070	2,410
5% 10/1/42 (c)	4,140	4,751
Series 2020 A:
5% 10/1/24 (c)(f)	19,420	21,824
5% 10/1/25 (c)(f)	12,425	14,256
5% 10/1/26 (c)(f)	9,015	10,533
5% 10/1/27 (c)(f)	3,125	3,710
5% 10/1/28 (c)(f)	1,560	1,877

TOTAL DISTRICT OF COLUMBIA		89,706

Florida - 9.5%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	1,655	1,947
5% 7/1/26	1,450	1,705
5% 7/1/28	1,445	1,691
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	857
Series 2012 Q1, 5% 10/1/25	4,315	4,612
Series 2017:
5% 10/1/25 (c)	205	234
5% 10/1/26 (c)	830	962
5% 10/1/27 (c)	830	976
5% 10/1/29 (c)	2,200	2,565
5% 10/1/30 (c)	610	709
5% 10/1/32 (c)	2,900	3,356
5% 10/1/33 (c)	1,080	1,249
5% 10/1/34 (c)	1,055	1,216
5% 10/1/35 (c)	1,240	1,423
5% 10/1/36 (c)	1,655	1,895
5% 10/1/37 (c)	1,865	2,130
5% 10/1/42 (c)	3,520	3,988
5% 10/1/47 (c)	4,965	5,561
Series A:
5% 10/1/23 (c)	1,180	1,293
5% 10/1/28 (c)	2,485	2,801
5% 10/1/30 (c)	2,900	3,264
5% 10/1/31 (c)	2,485	2,792
5% 10/1/32 (c)	2,320	2,609
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	665
Series 2012 A:
5% 7/1/24	1,795	1,945
5% 7/1/27	4,715	5,089
Series 2015 A:
5% 7/1/24	1,855	2,140
5% 7/1/27	830	982
Series 2015 B, 5% 7/1/24	2,280	2,630
Series 2016, 5% 7/1/32	1,820	2,158
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	9,550	9,970
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,982
5% 7/1/32	10,120	11,719
Series 2016 A, 5% 7/1/33	1,110	1,308
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,971
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,696
Series 2015 C:
5% 10/1/30	2,705	2,937
5% 10/1/40	1,655	1,755
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,126
5% 10/1/31	1,975	2,313
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,325
Series 2015 B:
5% 10/1/28	830	974
5% 10/1/30	1,490	1,738
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	4,110	5,035
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	922
Series 2016:
5% 10/1/20 (c)	165	168
5% 10/1/21 (c)	1,280	1,351
5% 10/1/22 (c)	830	892
5% 10/1/26 (c)	1,405	1,642
5% 10/1/27 (c)	830	984
Series 2017 A:
5% 10/1/25 (c)	830	954
5% 10/1/27 (c)	1,655	1,963
5% 10/1/29 (c)	2,485	2,914
5% 10/1/30 (c)	2,665	3,111
5% 10/1/32 (c)	5,590	6,482
5% 10/1/34 (c)	4,965	5,728
5% 10/1/35 (c)	6,565	7,550
5% 10/1/36 (c)	6,210	7,123
5% 10/1/37 (c)	5,175	5,919
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,165	1,262
5% 6/1/24	230	261
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	902
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	942
5% 6/1/28 (FSA Insured)	830	940
5% 6/1/30 (FSA Insured)	1,865	2,103
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,417
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	1,575	1,645
5% 10/1/22 (c)	830	890
5% 10/1/23 (c)	6,375	6,838
5% 10/1/24 (c)	7,490	8,033
Series 2014 A:
5% 10/1/28 (c)	4,140	4,578
5% 10/1/33 (c)	6,940	7,634
5% 10/1/36 (c)	13,125	14,426
Series 2015 A:
5% 10/1/29 (c)	1,310	1,475
5% 10/1/31 (c)	1,100	1,233
5% 10/1/35 (c)	4,555	5,002
Series 2016 A:
5% 10/1/29	1,200	1,398
5% 10/1/31	1,450	1,682
Series 2017 B, 5% 10/1/40 (c)	10,760	12,086
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,105	3,393
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,222
Series 2014 B:
5% 7/1/26	2,070	2,369
5% 7/1/27	1,450	1,657
5% 7/1/28	830	946
Series 2016 A:
5% 7/1/32	3,560	4,195
5% 7/1/33	3,020	3,545
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/26	4,555	5,336
5% 5/1/27 (FSA Insured)	645	758
5% 5/1/28	9,695	11,270
5% 5/1/29	3,375	3,893
Series 2015 B, 5% 5/1/26	7,035	8,242
Series 2016 A:
5% 5/1/30	6,225	7,321
5% 5/1/32	8,280	9,692
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	1,820	1,936
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 4% 10/1/35	3,900	4,455
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	9,975	10,463
Series 2016 A:
5% 10/1/39	2,200	2,585
5% 10/1/44	1,605	1,870
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,703
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	910	1,093
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,050
5% 10/1/23 (c)	1,095	1,200
5% 10/1/24 (c)	1,140	1,275
5% 10/1/27 (c)	830	948
5% 10/1/29 (c)	860	980
5% 10/1/30 (c)	1,530	1,741
5% 10/1/31 (c)	1,075	1,220
5% 10/1/32 (c)	1,655	1,874
5% 10/1/33 (c)	3,555	4,022
5% 10/1/34 (c)	3,730	4,209
5% 10/1/35 (c)	3,930	4,426
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22 (Escrowed to Maturity)	555	610
5% 12/1/23 (Escrowed to Maturity)	1,155	1,309
5% 12/1/24 (Escrowed to Maturity)	1,265	1,450
5% 12/1/25 (Pre-Refunded to 12/1/24 @ 100)	445	510
5% 12/1/31 (Pre-Refunded to 12/1/24 @ 100)	415	476
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,583
5% 8/1/29	4,965	5,816
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	411
5% 7/1/39	810	810
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,915
5% 10/1/32	5,190	6,093
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,316
5% 8/15/26	2,815	3,431
5% 8/15/27	1,865	2,326
5% 8/15/28	1,240	1,537
5% 8/15/30	2,685	3,290
5% 8/15/31	2,590	3,155
5% 8/15/32	1,930	2,339
5% 8/15/34	5,360	6,422
5% 8/15/35	3,555	4,233
5% 8/15/42	5,465	6,275
5% 8/15/47	8,115	9,276
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,013
Series 2015 A, 5% 12/1/40	1,820	2,011
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,074
5% 9/1/25	340	364
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,052
5% 10/15/49	1,705	1,967
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	977
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,841
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,684
5% 8/1/26	280	320

TOTAL FLORIDA		454,518

Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B:
5% 7/1/25 (c)	1,870	2,148
5% 7/1/44 (c)	3,130	3,628
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	830	978
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	1,655	1,651
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,290	6,290
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	6,900	8,384
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,616
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,699
5% 6/15/52	5,540	6,756
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	2,835	3,095
5% 10/1/23	3,310	3,618
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,931
5% 8/1/39	1,705	1,942
5% 8/1/43	2,275	2,668
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,595
4% 7/1/36	4,500	5,109
4% 7/1/43	6,160	6,847
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	21,917
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,230
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,229
5% 4/1/30	1,655	1,823
5% 4/1/44	3,160	3,403
Series 2019 A, 5% 6/1/29	800	1,001

TOTAL GEORGIA		93,558

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	6,873
5% 7/1/45 (c)	16,455	18,118
Series 2018 A:
5% 7/1/29 (c)	1,055	1,217
5% 7/1/30 (c)	1,240	1,422
5% 7/1/31 (c)	1,215	1,386
5% 7/1/32 (c)	1,240	1,409
5% 7/1/33 (c)	1,265	1,433
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,396
5.25% 8/1/24 (c)	1,655	1,815
5.25% 8/1/25 (c)	2,070	2,270

TOTAL HAWAII		37,339

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	775	839
Illinois - 22.7%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,483
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,567
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,858
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,082
Series 2010 F, 5% 12/1/20	1,070	1,078
Series 2011 A:
5% 12/1/41	4,790	4,692
5.25% 12/1/41	2,965	2,969
5.5% 12/1/39	6,540	6,580
Series 2012 A, 5% 12/1/42	7,630	7,558
Series 2015 C, 5.25% 12/1/39	1,405	1,419
Series 2016 B, 6.5% 12/1/46	660	713
Series 2017 A, 7% 12/1/46 (d)	2,320	2,595
Series 2017 C:
5% 12/1/22	2,175	2,208
5% 12/1/23	1,880	1,915
5% 12/1/24	4,770	4,872
5% 12/1/25	2,725	2,789
5% 12/1/26	800	821
5% 12/1/30	2,105	2,146
5% 12/1/34	1,245	1,259
Series 2017 D:
5% 12/1/23	2,460	2,505
5% 12/1/24	1,030	1,052
5% 12/1/31	2,485	2,529
Series 2017 H, 5% 12/1/36	95	96
Series 2018 A:
5% 12/1/25	830	850
5% 12/1/26	830	852
5% 12/1/28	3,915	4,025
5% 12/1/30	1,655	1,691
5% 12/1/32	950	967
5% 12/1/35	830	838
Series 2018 C, 5% 12/1/46	3,250	3,168
Series 2019 A:
4% 12/1/27	5,000	4,817
5% 12/1/22	1,575	1,599
5% 12/1/27	1,625	1,670
5% 12/1/28	2,910	2,992
5% 12/1/28	2,000	2,056
5% 12/1/33	1,300	1,322
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/27	430	444
5% 1/1/28	6,400	6,627
5% 1/1/29	5,675	5,875
5% 1/1/30	3,125	3,238
5% 1/1/31	3,760	3,884
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,370
5% 1/1/28 (c)	15,855	17,376
5% 1/1/33 (c)	4,450	4,877
5% 1/1/34 (c)	2,150	2,354
Series 2016 A, 5% 1/1/28 (c)	1,655	1,885
Series 2016 B:
4% 1/1/35	1,305	1,399
5% 1/1/36	1,655	1,902
5% 1/1/37	2,235	2,563
5% 1/1/46	5,865	6,625
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,582
Series 2013 D, 5% 1/1/27	2,650	2,847
Series 2015 A:
5% 1/1/31 (c)	5,000	5,515
5% 1/1/32 (c)	10,100	11,131
Series 2015 C:
5% 1/1/24 (c)	1,190	1,304
5% 1/1/46 (c)	1,985	2,147
Series 2016 B, 5% 1/1/34	5,050	5,685
Series 2016 C:
5% 1/1/33	2,255	2,544
5% 1/1/34	2,610	2,938
Series 2016 G:
5% 1/1/37 (c)	1,655	1,845
5% 1/1/42 (c)	1,655	1,828
5.25% 1/1/29 (c)	290	336
5.25% 1/1/31 (c)	330	381
Series 2017 A, 5% 1/1/31	2,925	3,381
Series 2017 B:
5% 1/1/35	1,740	1,987
5% 1/1/37	7,080	8,041
Series 2017 C:
5% 1/1/30	495	574
5% 1/1/31	495	572
5% 1/1/32	540	622
Series 2017 D:
5% 1/1/28 (c)	2,475	2,836
5% 1/1/29 (c)	2,070	2,366
5% 1/1/32 (c)	2,235	2,527
5% 1/1/34 (c)	3,360	3,775
5% 1/1/35 (c)	2,485	2,784
5% 1/1/36 (c)	3,090	3,452
5% 1/1/37 (c)	1,655	1,845
Series 2018 A:
5% 1/1/48 (c)	2,215	2,481
5% 1/1/53 (c)	3,790	4,255
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,370
5% 7/1/48 (c)	9,030	9,641
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	16,078
Series 2017, 5% 12/1/46	3,395	3,725
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,670	1,792
5% 6/1/23	1,505	1,663
5% 6/1/24	255	290
5% 6/1/25	255	297
5% 6/1/26	205	245
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,783
Series 2012 C, 5% 12/15/21	830	873
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	570	575
5.25% 11/15/33	14,925	15,033
Series 2010 G, 5% 11/15/25	2,815	2,836
Series 2012 C, 5% 11/15/24	9,190	9,421
Series 2016 A:
5% 11/15/26	4,420	4,576
5% 11/15/27	2,320	2,394
5% 11/15/28	3,020	3,106
5% 11/15/29	3,760	3,855
5% 11/15/30	4,140	4,239
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	745	858
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,289
5% 8/1/30	760	896
5% 8/1/32	1,015	1,184
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	910
5% 10/1/29	830	970
5% 10/1/30	830	968
5% 10/1/35	1,655	1,908
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	28,356
5% 5/15/43	34,525	41,186
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,008
4% 2/15/33	225	245
5% 2/15/25	190	213
5% 2/15/26	2,525	2,881
5% 2/15/29	5,110	5,881
5% 2/15/36	1,160	1,311
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	871
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	470
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,545	1,567
Series 2010, 5.25% 5/1/25	5,795	5,812
Series 2012 A:
5% 5/15/20	415	416
5% 5/15/22	1,805	1,938
5% 5/15/23	250	268
Series 2012:
4% 9/1/32	7,265	7,596
5% 9/1/32	1,575	1,703
5% 9/1/38	21,730	23,356
5% 11/15/43	4,315	4,506
Series 2013:
5% 11/15/24	415	450
5% 11/15/27	85	91
5% 11/15/28	2,380	2,553
5% 11/15/29	1,160	1,242
Series 2015 A:
5% 11/15/21	495	521
5% 11/15/35	1,985	2,287
5% 11/15/45	2,670	3,029
Series 2015 B, 5% 11/15/27	2,615	3,000
Series 2015 C:
4.125% 8/15/37	735	771
5% 8/15/35	6,175	7,001
5% 8/15/44	30,175	33,752
Series 2016 A:
5% 8/15/22	830	893
5% 8/15/25	1,970	2,289
5% 8/15/26	2,635	3,127
5% 7/1/28	1,020	1,219
5% 2/15/29	4,255	5,058
5% 2/15/30	4,490	5,326
5% 7/1/30	590	702
5% 2/15/31	3,620	4,284
5% 7/1/31	1,040	1,235
5% 2/15/32	3,520	4,158
5% 7/1/33	540	638
5% 7/1/34	4,140	4,869
5% 8/15/34	535	611
5% 8/15/35	420	478
5% 7/1/36	2,140	2,496
5% 8/15/36	1,685	1,914
5.25% 8/15/27	1,865	2,220
5.25% 8/15/28	2,395	2,842
5.25% 8/15/30	1,840	2,168
5.25% 8/15/31	495	581
Series 2016 B:
5% 8/15/31	6,095	7,288
5% 8/15/32	5,000	5,949
5% 8/15/34	6,220	7,361
5% 8/15/36	8,680	10,193
Series 2016 C:
3.75% 2/15/34	1,215	1,311
4% 2/15/36	5,160	5,602
4% 2/15/41	14,125	15,220
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	765
5% 2/15/24	555	609
5% 2/15/30	6,425	7,369
5% 2/15/31	12,595	14,397
5% 2/15/32	3,660	4,175
5% 2/15/34	2,920	3,316
5% 2/15/41	8,845	9,922
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	35
5% 5/15/29	1,040	1,224
5% 12/1/29	1,420	1,661
5% 5/15/30	2,200	2,581
5% 12/1/46	3,865	4,339
Series 2017 A:
5% 1/1/36	1,860	2,164
5% 8/1/42	730	770
Series 2017:
5% 1/1/29	2,775	3,418
5% 7/1/34	4,640	5,566
5% 7/1/35	3,900	4,665
Series 2018 A:
4.25% 1/1/44	2,465	2,668
5% 1/1/44	14,900	17,101
Series 2019:
4% 9/1/37	600	582
4% 9/1/41	1,000	954
5% 9/1/36	1,000	1,085
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	2,565	2,568
Series 2012 A, 4% 1/1/23	2,090	2,098
Series 2012:
5% 8/1/21	1,985	2,020
5% 3/1/23	4,265	4,360
5% 8/1/23	3,810	3,953
Series 2013:
5% 1/1/22	2,420	2,422
5.5% 7/1/24	830	873
5.5% 7/1/25	4,315	4,526
Series 2014:
5% 2/1/22	880	901
5% 2/1/23	3,665	3,784
5% 2/1/25	3,005	3,125
5% 2/1/26	2,270	2,350
5% 4/1/28	1,895	1,942
5% 5/1/28	1,780	1,825
5.25% 2/1/31	360	369
Series 2016:
5% 2/1/23	1,500	1,549
5% 2/1/24	8,285	8,638
5% 6/1/25	7,295	7,675
5% 11/1/25	2,485	2,622
5% 6/1/26	995	1,048
5% 2/1/27	5,585	5,856
Series 2017 D:
5% 11/1/21	100	102
5% 11/1/22	19,770	20,340
5% 11/1/23	20,695	21,491
5% 11/1/24	28,975	30,349
5% 11/1/25	28,795	30,384
5% 11/1/26	8,690	9,124
5% 11/1/27	2,900	3,018
Series 2018 A, 5% 10/1/28	230	241
Series 2019 B:
5% 9/1/21	3,990	4,066
5% 9/1/22	3,915	4,026
5% 9/1/23	3,990	4,143
5% 9/1/24	3,990	4,182
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,270	6,472
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,847
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,452
Series 2016 A:
5% 12/1/31	5,825	6,760
5% 12/1/32	8,525	9,879
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	2,560	2,488
0% 12/1/21 (Escrowed to Maturity)	1,575	1,544
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,727
5% 2/1/35	4,140	4,786
5% 2/1/36	7,120	8,206
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,477
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	3,919
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,990	2,979
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	4,871
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	18,012
0% 6/15/44 (FSA Insured)	48,430	19,920
0% 6/15/45 (FSA Insured)	25,250	9,994
0% 6/15/47 (FSA Insured)	3,000	1,094
Series 2012 B, 0% 12/15/51	10,845	2,877
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,000
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,295
Series 1996 A, 0% 6/15/24	2,535	2,306
Series 1998 A, 5.5% 12/15/23 (FGIC Insured)	10	11
Series 2017 B:
5% 12/15/25	830	849
5% 12/15/26	2,755	2,823
5% 12/15/27	295	303
5% 12/15/31	560	568
5% 12/15/34	330	333
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured) (f)	1,400	1,624
5% 4/1/28 (Build America Mutual Assurance Insured) (f)	1,300	1,555
5% 4/1/30 (Build America Mutual Assurance Insured) (f)	1,000	1,232
5% 4/1/32 (Build America Mutual Assurance Insured) (f)	1,295	1,584
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,916
5% 6/1/28	2,275	2,696
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,625	6,625
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,325
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110	4,045
Series 2010 A:
5% 4/1/25	5,070	5,083
5.25% 4/1/30	3,475	3,484
Series 2013:
6% 10/1/42	4,555	5,019
6.25% 10/1/38	4,495	5,005
Series 2018 A, 5% 4/1/30	3,425	4,122
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,539
Series 2012, 0% 11/1/25	985	887
Will County Illinois Series 2016:
5% 11/15/31	1,340	1,586
5% 11/15/32	1,020	1,204
5% 11/15/33	1,240	1,460
5% 11/15/34	1,240	1,458

TOTAL ILLINOIS		1,090,298

Indiana - 1.6%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,195	6,133
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,984
Series 2016:
4% 9/1/21	330	342
5% 9/1/22	250	272
5% 9/1/23	375	420
5% 9/1/24	560	645
5% 9/1/26	1,075	1,298
5% 9/1/27	540	649
5% 9/1/28	2,535	3,037
5% 9/1/29	1,240	1,480
5% 9/1/30	1,160	1,381
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	330	361
5% 10/1/26	2,105	2,302
Series 2015 A, 5% 10/1/30	3,990	4,636
Series 2011 A, 5.25% 10/1/25	1,450	1,536
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	4,655	5,564
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	6,080
Series 2016:
4% 1/1/32 (c)	830	885
4% 1/1/33 (c)	830	883
4% 1/1/34 (c)	830	881
4% 1/1/35 (c)	2,300	2,435
5% 1/1/26 (c)	875	1,000
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	1,700	1,867
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,257
5% 7/1/35	1,960	2,468
5% 7/1/36	2,130	2,674
5% 7/1/37	1,970	2,466
5% 7/1/38	2,345	2,926
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	285
4% 4/1/46	6,035	6,470
5% 4/1/43	460	537
Series 2020:
4% 4/1/38	1,510	1,653
5% 4/1/32	1,805	2,185
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	815	824

TOTAL INDIANA		74,816

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,174
5% 5/15/48	1,300	1,326
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (c)	1,850	2,204
5% 12/1/27 (c)	1,965	2,405

TOTAL IOWA		7,109

Kansas - 0.4%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,540	1,674
5% 9/1/25	3,310	3,594
5% 9/1/26	1,615	1,753
Series 2016 A:
5% 9/1/40	3,740	4,305
5% 9/1/45	5,630	6,437

TOTAL KANSAS		17,763

Kentucky - 1.5%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	540	556
5% 1/1/22	600	640
5% 1/1/23	350	382
5% 1/1/28	1,310	1,521
5% 1/1/31	1,240	1,435
5% 1/1/32	1,240	1,433
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,106
5% 8/1/44	1,000	1,077
Series 2019 A2, 5% 8/1/44	2,995	3,224
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,340	1,450
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	967
5% 5/1/27	2,435	2,850
5% 5/1/29	4,510	5,274
5% 5/1/32	1,185	1,440
5% 5/1/33	915	1,109
5% 5/1/34	1,045	1,264
5% 5/1/35	615	703
5% 5/1/36	520	592
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	10,000	9,989
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,930	5,355
Series 2020 C, 5%, tender 10/1/26 (a)	1,695	1,924
Series 2020 D, 5%, tender 10/1/29 (a)	2,030	2,388
Series 2013 A:
5.5% 10/1/33	2,815	3,153
5.75% 10/1/38	7,255	8,128
Series 2020 A:
5% 10/1/37	2,405	2,882
5% 10/1/38	2,300	2,747
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	615	663
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	3,645	3,932
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	600	647
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	2,485	2,571

TOTAL KENTUCKY		71,402

Louisiana - 1.1%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	1,105	1,299
5% 12/1/39	1,065	1,232
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,267
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,411
5% 12/15/25	2,585	3,009
5% 12/15/26	1,045	1,239
5% 12/15/28	1,655	1,947
5% 12/15/29	1,175	1,379
5% 12/15/30	2,320	2,716
Series 2018 E:
5% 7/1/37	1,615	1,961
5% 7/1/38	1,260	1,519
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,295
5% 1/1/29 (c)	4,295	4,796
5% 1/1/30 (c)	5,795	6,472
5% 1/1/31 (c)	2,070	2,310
5% 1/1/40 (c)	6,860	7,638
Series 2017 B:
5% 1/1/27 (c)	330	387
5% 1/1/28 (c)	205	239
5% 1/1/32 (c)	330	381
5% 1/1/33 (c)	580	667
5% 1/1/34 (c)	180	206
5% 1/1/35 (c)	330	378
Series 2017 D2:
5% 1/1/27 (c)	415	487
5% 1/1/28 (c)	595	695
5% 1/1/31 (c)	530	613
5% 1/1/33 (c)	850	977
5% 1/1/34 (c)	1,020	1,170
5% 1/1/36 (c)	775	884
5% 1/1/37 (c)	1,275	1,451

TOTAL LOUISIANA		51,025

Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,745	3,999
Series 2013, 5% 7/1/25	1,475	1,604
Series 2016 A:
4% 7/1/41	1,935	2,023
4% 7/1/46	3,180	3,304
5% 7/1/41	8,620	9,608
5% 7/1/46	22,975	25,489
Series 2017 B:
4% 7/1/25	375	414
4% 7/1/31	580	641
4% 7/1/32	415	456
4% 7/1/34	835	907
5% 7/1/26	270	317
5% 7/1/28	420	499
5% 7/1/29	330	390
5% 7/1/33	830	962
5% 7/1/35	630	724
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,012
5% 7/1/36	2,150	2,480
5% 7/1/38	555	638

TOTAL MAINE		55,467

Maryland - 0.7%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,402
5% 11/1/28	2,275	2,540
5% 11/1/29	2,410	2,680
5% 11/1/30	2,555	2,826
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,137
5% 6/1/35	1,655	1,787
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,605
5% 3/31/46 (c)	2,485	2,628
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,042
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	830	833
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,785	2,816
Series 2015, 5% 7/1/24	625	707
Series 2016 A:
4% 7/1/42	1,430	1,508
5% 7/1/35	575	665
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	4,350	4,714
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,455	1,455
3% 11/1/25	1,070	1,015

TOTAL MARYLAND		34,360

Massachusetts - 2.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/20	370	373
5% 7/1/21	380	394
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,548
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,892
5% 7/1/34	3,500	4,145
Series 2017, 4% 7/1/41	8,280	9,061
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	1,310	1,364
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	805
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	947
5% 10/1/28	875	998
5% 10/1/29	920	1,046
5% 10/1/31	1,015	1,145
5% 10/1/32	1,065	1,196
Series 2016 I, 5% 7/1/41	1,925	2,194
Series 2016:
5% 10/1/29	830	970
5% 10/1/30	1,240	1,446
5% 7/1/31	1,385	1,494
5% 10/1/31	1,340	1,559
5% 10/1/43	8,995	9,648
Series 2017:
5% 7/1/34	1,325	1,496
5% 7/1/35	1,000	1,125
Series 2019, 5% 9/1/59	16,180	18,485
Series 2020 A, 4% 7/1/45 (f)	12,200	12,527
Series BB1, 5% 10/1/46	345	398
Series M:
4% 10/1/50 (f)	12,425	12,859
5% 10/1/45 (f)	9,360	10,761
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (c)	1,000	1,199
5% 7/1/28 (c)	1,915	2,332
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,750	2,109
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	605	608
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,058
5% 7/1/34	895	1,056
5% 7/1/38	1,300	1,519
Series 2016 B, 5% 7/1/43 (c)	7,110	8,052

TOTAL MASSACHUSETTS		120,809

Michigan - 2.7%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,114
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,111
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,537
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38 (f)	1,515	1,653
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,417
5% 7/1/48	8,725	10,308
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,331
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	4,140	4,878
Series 2016 I, 5% 4/15/24	245	281
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,113
(Trinity Health Proj.) Series 2017:
5% 12/1/35	1,585	1,878
5% 12/1/42	2,140	2,500
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	1,695	1,706
5% 6/1/21 (Escrowed to Maturity)	290	303
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,900	3,138
Series 2012, 5% 11/15/42	8,595	9,106
Series 2015 MI, 5% 12/1/24	3,680	4,229
Series 2016, 5% 11/15/41	1,560	1,777
Series 2019 A, 5% 11/15/48	2,105	2,445
Series MI, 5.5% 12/1/27	3,930	4,626
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,486
Series 2012 A, 5% 6/1/26	1,655	1,776
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,399
5% 3/1/50	13,450	16,228
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,816
5% 11/1/31	2,090	2,482
5% 11/1/36	205	240
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,562
Series 2015 G, 5% 12/1/28 (c)	4,555	5,147
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,369
4% 12/1/34 (FSA Insured)	1,020	1,131
4% 12/1/35 (FSA Insured)	995	1,100
4% 12/1/36 (FSA Insured)	1,035	1,141
5% 12/1/31	310	369
5% 12/1/32	315	374
5% 12/1/34	580	688
5% 12/1/35	540	638
5% 12/1/37	355	417
Series 2017 B:
5% 12/1/29 (c)	495	580
5% 12/1/30 (c)	580	677
5% 12/1/31 (c)	660	769
5% 12/1/32 (c)	540	627
5% 12/1/32 (c)	420	489
5% 12/1/34 (c)	495	574
5% 12/1/35 (c)	540	624
5% 12/1/37 (c)	705	810
5% 12/1/42 (c)	830	945
Series 2018 D, 5% 12/1/29 (c)	3,645	4,358

TOTAL MICHIGAN		127,267

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,894
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,723
Series 2017:
4% 5/1/21	415	426
5% 5/1/25	660	767
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	692
5% 10/1/45	1,370	1,477
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,060
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,255	1,509

TOTAL MINNESOTA		15,548

Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	635
5% 3/1/31	620	676
5% 3/1/36	1,240	1,337
Kansas City Spl. Oblig.:
5% 9/1/26	980	983
5% 9/1/27	405	406
5% 9/1/28	830	832
5% 9/1/29	830	832
5% 9/1/30	1,150	1,153
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	380	383
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	830	885
3.25% 2/1/28	830	890
4% 2/1/40	660	703
5% 2/1/29	1,025	1,202
5% 2/1/31	2,150	2,510
5% 2/1/33	2,375	2,758
5% 2/1/36	2,235	2,572
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,850	3,168
5% 10/1/46	5,575	6,785
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	920	998
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,849
5% 7/1/34	1,750	2,079
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,000
Series 2018 A:
5.125% 9/1/48	1,125	1,135
5.125% 9/1/49	2,665	2,686

TOTAL MISSOURI		39,457

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	1,190	1,243
Series 2019 B, 4% 6/1/50	455	501

TOTAL MONTANA		1,744

Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	902
5% 7/1/36	570	653
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,630	2,827
Series 2019 E, 3.75% 9/1/49 (c)	3,045	3,228
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,398
5% 1/1/40	935	1,088
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	670
5% 12/15/23 (c)	620	686
5% 12/15/25 (c)	330	380
5% 12/15/26 (c)	1,190	1,396
5% 12/15/27 (c)	830	968
5% 12/15/30 (c)	1,240	1,439
5% 12/15/31 (c)	650	754
5% 12/15/33 (c)	660	762
5% 12/15/35 (c)	1,655	1,904
5% 12/15/36 (c)	420	482
Series 2017 C, 5% 12/15/21 (c)	340	361

TOTAL NEBRASKA		20,898

Nevada - 0.6%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	1,625	1,637
5% 7/1/22 (c)	1,865	1,991
5% 7/1/23 (c)	3,310	3,622
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,361
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,440	1,564
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	8,400	8,428
Series 2016, 2.05%, tender 4/15/22 (a)(c)	5,000	5,017

TOTAL NEVADA		26,620

New Hampshire - 1.9%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	6,127	6,476
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,886
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	415	513
5% 8/1/29	705	868
5% 8/1/30	830	1,019
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,995
Series 2017:
5% 7/1/30	2,125	2,576
5% 7/1/31	4,750	5,723
5% 7/1/32	3,185	3,816
5% 7/1/33	2,900	3,456
5% 7/1/34	4,415	5,229
5% 7/1/35	4,635	5,454
5% 7/1/36	4,870	5,695
5% 7/1/37	4,290	4,988
Series 2017 B, 4.125% 7/1/24 (d)	560	558
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	310	321
Series 2012:
4% 7/1/32	2,295	2,379
5% 7/1/24	830	893
5% 7/1/25	980	1,053
5% 7/1/27	415	445
Series 2016:
3% 10/1/20	465	468
4% 10/1/38	2,010	2,184
5% 10/1/22	885	960
5% 10/1/24	1,755	2,013
5% 10/1/25	1,740	2,045
5% 10/1/29	5,525	6,589
5% 10/1/31	4,315	5,121
5% 10/1/33	3,355	3,966
5% 10/1/38	6,185	6,598
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,470	1,568

TOTAL NEW HAMPSHIRE		89,855

New Jersey - 5.0%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,024
5% 7/1/30 (FSA Insured)	2,105	2,487
5% 7/1/32 (FSA Insured)	1,035	1,215
5% 7/1/33 (FSA Insured)	1,075	1,258
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000	813
Series A, 5% 11/1/40	8,915	9,419
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	910	745
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	11,743
Series 2017 B, 5% 11/1/23	14,900	15,780
Series 2013 NN:
5% 3/1/26	4,125	4,306
5% 3/1/27	51,700	53,936
5% 3/1/29	2,055	2,133
Series 2013:
5% 3/1/24	14,900	15,579
5% 3/1/25	1,820	1,902
Series 2015 XX, 5.25% 6/15/27	14,075	15,273
Series 2016 AAA:
5.5% 6/15/31	1,655	1,818
5.5% 6/15/32	4,140	4,527
Series LLL, 5% 6/15/44	2,680	2,807
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,927
5% 7/1/32	1,985	2,191
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	415	418
5% 7/1/21	275	286
5% 7/1/22	275	295
5% 7/1/23	970	1,069
5% 7/1/24	1,600	1,806
5% 7/1/25	1,660	1,915
5% 7/1/26	915	1,076
5% 7/1/26	275	323
5% 7/1/27	420	493
5% 7/1/27	620	738
5% 7/1/28	300	356
5% 7/1/29	580	678
5% 7/1/29	415	485
5% 7/1/30	690	804
5% 7/1/30	830	981
Series 2016:
4% 7/1/48	2,400	2,424
5% 7/1/41	2,865	3,102
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,087
5% 12/1/23 (c)	1,675	1,869
5% 12/1/26 (c)	830	985
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,119
Series 2018 B:
5% 12/1/25 (c)	3,495	4,078
5% 12/1/26 (c)	1,035	1,228
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	22,945
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	348
Series 2010 A, 0% 12/15/27	9,485	7,612
Series 2014 AA, 5% 6/15/24	8,280	8,811
Series 2016 A:
5% 6/15/27	2,250	2,513
5% 6/15/28	9,150	10,175
5% 6/15/29	1,865	2,065
Series 2016 A-2, 5% 6/15/23	4,455	4,769
Series AA, 5% 6/15/29	1,615	1,661
Series BB, 5% 6/15/50	1,885	1,950

TOTAL NEW JERSEY		241,347

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,035	2,188
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	130
5% 5/15/34	275	275
5% 5/15/39	205	200
5% 5/15/44	215	205
5% 5/15/49	425	400
Series 2019 B1, 2.625% 5/15/25	230	213

TOTAL NEW MEXICO		3,611

New York - 2.9%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,160
4% 7/1/34	1,035	1,155
Series 2017:
4% 12/1/20 (d)	800	813
4% 12/1/21 (d)	900	934
5% 12/1/22 (d)	1,400	1,518
5% 12/1/23 (d)	1,200	1,335
5% 12/1/24 (d)	1,100	1,252
5% 12/1/25 (d)	1,200	1,394
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,445	5,633
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	10,760	11,473
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,075
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2012 E, 5% 8/1/24	4,140	4,427
Series 2015 C, 5% 8/1/27	580	673
Series 2016 C and D, 5% 8/1/28	2,175	2,579
Series 2016 E, 5% 8/1/28	3,645	4,377
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	3,910	3,824
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	5,960	6,451
Series 2013 2, 5% 6/15/47	1,750	1,913
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,683
Series 2015 S2, 5% 7/15/35	1,465	1,694
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	4,635	4,995
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,803
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,878
Series 2015 A1, 5% 11/15/45	6,170	6,646
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,010	1,070
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	3,637
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,288
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,426
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (FSA Insured)	1,200	1,387
5% 12/1/31 (FSA Insured)	1,500	1,886
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	898
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	1,001
4% 3/1/24 (FSA Insured)	1,140	1,253
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,797

TOTAL NEW YORK		140,333

North Carolina - 0.8%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,864
5% 6/1/46	2,120	2,567
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,527
5% 7/1/33	1,040	1,247
5% 7/1/37	2,910	3,450
Series 2017 B:
5% 7/1/20 (c)	165	167
5% 7/1/21 (c)	175	183
5% 7/1/22 (c)	125	134
5% 7/1/23 (c)	135	148
5% 7/1/24 (c)	155	175
5% 7/1/25 (c)	85	98
5% 7/1/26 (c)	85	100
5% 7/1/27 (c)	160	191
5% 7/1/28 (c)	135	160
5% 7/1/29 (c)	195	231
5% 7/1/30 (c)	210	249
5% 7/1/31 (c)	395	467
5% 7/1/32 (c)	420	495
5% 7/1/33 (c)	440	518
5% 7/1/34 (c)	460	540
5% 7/1/35 (c)	315	369
5% 7/1/36 (c)	255	297
5% 7/1/37 (c)	300	349
5% 7/1/42 (c)	975	1,125
Series 2017 C, 4% 7/1/32	1,190	1,332
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	4,490	4,685
5% 11/1/30 (FSA Insured)	1,055	1,058
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	275	329
5% 10/1/42	2,215	2,550
5% 10/1/47	1,000	1,142
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,070	1,146
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,805	7,871

TOTAL NORTH CAROLINA		39,764

North Dakota - 0.0%
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	1,905	1,922
Ohio - 3.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,497
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,918
5% 8/1/26	1,645	1,986
5% 8/1/27	2,060	2,545
5% 8/1/28	2,060	2,491
5% 8/1/29	4,130	4,979
5% 8/1/30	3,520	4,232
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	3,030	3,231
American Muni. Pwr., Inc. Rev. Series 2012 B:
5% 2/15/42	1,615	1,707
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	460	493
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,845	2,654
5% 6/1/30	2,000	2,512
5% 6/1/31	3,000	3,746
5% 6/1/32	1,665	2,069
5% 6/1/33	2,000	2,475
5% 6/1/34	420	518
Series 2020 B2, 5% 6/1/55	30,500	27,024
Columbus City School District 5% 12/1/29	1,740	2,105
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,633
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,777
5% 12/1/51	6,900	8,406
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,418
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,350
5% 12/1/26	555	625
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Series 2015:
5% 8/15/29	1,160	1,336
5% 8/15/30	1,245	1,428
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	9,350	10,150
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,964
5% 2/15/44	4,415	4,719
5% 2/15/48	11,260	11,980
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,015
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	665	736
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,155
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,124
5% 2/15/34	370	427
Series 2019, 5% 2/15/29	4,230	4,822
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,397
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	620	649
5% 12/1/42	825	856

TOTAL OHIO		154,946

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,305	2,787
5% 9/1/28	1,210	1,460
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,249
5% 10/1/29	1,160	1,378
5% 10/1/36	830	972
5% 10/1/39	1,655	1,935
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	446
5% 8/15/23	215	237
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,235

TOTAL OKLAHOMA		11,699

Oregon - 0.2%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	645	671
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,865	8,549

TOTAL OREGON		9,220

Pennsylvania - 8.0%
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,025
5% 7/15/29	1,290	1,612
5% 7/15/32	830	1,025
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	1,075	1,204
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	302
5% 6/1/23	415	452
5% 6/1/28	885	1,015
5% 6/1/29	970	1,110
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,518
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,346
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,321
4% 7/15/35	2,135	2,379
4% 7/15/37	4,140	4,588
5% 7/15/25	330	389
5% 7/15/26	1,035	1,249
5% 7/15/27	1,745	2,151
5% 7/15/28	1,285	1,587
5% 7/15/29	1,385	1,703
5% 7/15/30	1,815	2,223
5% 7/15/31	1,240	1,512
5% 7/15/32	1,305	1,586
5% 7/15/34	1,405	1,696
5% 7/15/36	4,150	4,966
5% 7/15/38	4,990	5,921
5% 7/15/43	5,795	6,821
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,522
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/44	18,585	21,786
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,145	4,161
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	982
5% 7/1/27	830	988
5% 7/1/28	830	986
5% 7/1/34	3,045	3,569
5% 7/1/36	1,655	1,930
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,786
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,246
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,145
5% 10/1/22	1,140	1,223
5% 10/1/23	325	357
5% 10/1/24	965	1,084
5% 10/1/25	865	969
5% 10/1/27	415	463
Series 2016 A:
5% 10/1/28	1,255	1,458
5% 10/1/29	2,150	2,490
5% 10/1/31	3,790	4,361
5% 10/1/36	6,790	7,727
5% 10/1/40	4,700	5,307
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	726
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	11,533
Series 2016 A, 5% 8/15/46	24,835	28,814
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 1.12%, tender 5/1/20 (a)(c)	3,600	3,597
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,294
Series 2017:
5% 5/1/35	1,025	1,184
5% 5/1/37	1,295	1,488
5% 5/1/41	5,860	6,679
Series 2016:
5% 5/1/28	415	483
5% 5/1/32	1,040	1,198
5% 5/1/33	1,405	1,616
Series 2018 A, 5% 2/15/48	1,575	1,874
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	965
5% 7/1/26	830	986
5% 7/1/27	660	798
Series 2017 B:
5% 7/1/22 (c)	1,820	1,946
5% 7/1/22	240	258
5% 7/1/23 (c)	1,240	1,358
5% 7/1/23	415	460
5% 7/1/25 (c)	2,900	3,316
5% 7/1/26 (c)	2,485	2,890
5% 7/1/27 (c)	2,070	2,447
5% 7/1/28 (c)	2,485	2,920
5% 7/1/29 (c)	1,865	2,184
5% 7/1/32 (c)	2,485	2,894
5% 7/1/33 (c)	1,865	2,169
5% 7/1/34 (c)	3,310	3,836
5% 7/1/37 (c)	3,725	4,279
5% 7/1/42 (c)	11,175	12,737
5% 7/1/47 (c)	15,730	17,794
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,487
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,305	2,335
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,601
5% 9/1/26	7,600	9,118
5% 9/1/27	8,020	9,579
5% 9/1/28	6,705	7,995
Series 2016 F:
5% 9/1/28	11,600	13,832
5% 9/1/29	7,540	8,971
Series 2018 A:
5% 9/1/36	1,575	1,904
5% 9/1/37	910	1,099
5% 9/1/38	1,450	1,748
Series 2018 B, 5% 9/1/43	2,115	2,528
Series 2019 A:
4% 9/1/35	5,215	5,893
5% 9/1/33	2,480	3,117
5% 9/1/34	7,225	8,938
Series 2019 C, 5% 9/1/33	2,540	3,160
Series F:
5% 9/1/30	5,625	6,666
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,135
5% 10/1/36	6,210	7,588
5% 10/1/48	6,000	7,166
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,874
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	950
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,222
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,306
5% 8/1/48	5,335	6,108

TOTAL PENNSYLVANIA		386,309

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	746
5% 9/1/36	5,810	6,545
Series 2016, 5% 5/15/39	5,215	5,593
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,675	1,814
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	2,655	2,750

TOTAL RHODE ISLAND		17,448

South Carolina - 3.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,511
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,585
5% 12/1/26	1,160	1,316
5% 12/1/28	4,690	5,301
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,485	2,714
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,260
5% 7/1/33	4,200	5,224
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	910	1,089
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	36,499
Series 2014 A:
5% 12/1/49	11,210	12,161
5.5% 12/1/54	12,985	14,284
Series 2014 C, 5% 12/1/46	3,895	4,271
Series 2015 A, 5% 12/1/50	5,180	5,701
Series 2015 C, 5% 12/1/22	6,985	7,570
Series 2015 E, 5.25% 12/1/55	6,195	6,939
Series 2016 A:
5% 12/1/29	2,485	2,892
5% 12/1/38	250	284
Series 2016 B:
5% 12/1/31	910	1,062
5% 12/1/41	12,515	14,303
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	16,708
4% 4/15/48	10,815	11,556
5% 4/15/48	10,595	12,268

TOTAL SOUTH CAROLINA		168,498

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	652
Series 2017:
5% 7/1/26	250	301
5% 7/1/28	250	305
5% 7/1/29	470	572

TOTAL SOUTH DAKOTA		1,830

Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,194
5% 8/1/31	1,000	1,162
5% 8/1/33	1,250	1,413
Series 2019 A2, 5% 8/1/35	765	846
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	912
5% 7/1/24	1,225	1,365
5% 7/1/25	1,225	1,363
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	4,820	4,864
5.75% 7/1/24 (c)	3,310	3,340
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	1,755	1,918
Series 2019 B, 5% 7/1/54 (c)	27,400	32,006

TOTAL TENNESSEE		51,383

Texas - 6.7%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,565	2,632
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	931
5% 11/15/27 (c)	1,035	1,158
5% 11/15/28 (c)	1,240	1,385
5% 11/15/39 (c)	9,440	10,381
5% 11/15/44 (c)	23,065	25,237
Series 2017 B:
5% 11/15/28 (c)	830	972
5% 11/15/30 (c)	1,275	1,478
5% 11/15/32 (c)	1,005	1,157
5% 11/15/35 (c)	1,035	1,173
5% 11/15/36 (c)	1,385	1,566
5% 11/15/37 (c)	1,165	1,313
5% 11/15/41 (c)	4,725	5,293
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,341
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,182
5% 1/1/30	1,365	1,490
5% 1/1/31	395	430
5% 1/1/32	830	901
5% 1/1/45	5,795	6,199
Series 2016:
5% 1/1/40	830	896
5% 1/1/46	565	606
Coppell Independent School District 0% 8/15/20	1,655	1,648
Corpus Christi Util. Sys. Rev. 5% 7/15/24	1,865	2,015
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,541
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	2,295	2,380
Series 2012 H, 5% 11/1/42 (c)	3,095	3,209
DeSoto Independent School District 0% 8/15/20	2,760	2,748
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	2,655	3,176
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	4,510	4,907
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,316
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830	782
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,303
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,580
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	2,485	2,574
5% 7/1/24 (c)	1,035	1,072
5% 7/1/25 (c)	1,240	1,284
Series 2012 A, 5% 7/1/23 (c)	495	526
Series 2018 A, 5% 7/1/41 (c)	1,000	1,142
Series 2018 C:
5% 7/1/29 (c)	1,655	1,950
5% 7/1/30 (c)	1,765	2,074
5% 7/1/31 (c)	1,240	1,454
5% 7/1/32 (c)	1,450	1,695
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,851
5% 3/1/31	3,835	4,656
5% 3/1/32	1,635	1,979
Houston Independent School District Series 2017, 5% 2/15/35	4,700	5,732
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	461
5% 10/15/30	1,570	1,846
5% 10/15/32	830	971
5% 10/15/36	545	628
5% 10/15/37	930	1,070
5% 10/15/38	1,325	1,520
5% 10/15/44	1,310	1,491
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	945
5% 11/1/27 (c)	1,780	2,023
5% 11/1/28 (c)	2,755	3,130
5% 11/1/29 (c)	1,655	1,878
5% 11/1/32 (c)	3,055	3,457
Series 2017:
5% 11/1/22 (c)	620	667
5% 11/1/23 (c)	910	1,001
5% 11/1/24 (c)	830	933
5% 11/1/25 (c)	830	950
5% 11/1/26 (c)	830	966
5% 11/1/27 (c)	830	965
5% 11/1/28 (c)	1,450	1,680
5% 11/1/29 (c)	1,035	1,195
5% 11/1/30 (c)	830	957
5% 11/1/31 (c)	1,840	2,116
5% 11/1/32 (c)	2,135	2,450
5% 11/1/33 (c)	830	950
5% 11/1/34 (c)	830	949
5% 11/1/36 (c)	830	944
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,117
5% 5/15/30	4,140	4,813
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.12%, tender 5/1/20 (a)(c)	4,000	3,999
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	776
5% 8/15/29	1,655	2,042
5% 8/15/47	1,890	2,232
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	692
5% 4/1/30	2,825	3,257
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	959
5% 1/1/33	975	1,183
5% 1/1/34	1,240	1,501
5% 1/1/34	2,485	3,393
5% 1/1/35	1,820	2,197
5% 1/1/36	4,965	5,977
5% 1/1/37	6,625	7,906
5% 1/1/38	2,690	2,936
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	811
5% 1/1/30	350	406
5% 1/1/31	495	572
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,290
Series 2014 A, 5% 1/1/25	4,965	5,628
Series 2015 A, 5% 1/1/32	2,775	3,152
Series 2015 B, 5% 1/1/40	8,280	9,024
Series 2016 A, 5% 1/1/36	1,035	1,185
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	1,805	2,277
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,296
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	467
5% 10/1/30	580	720
5% 10/1/31	520	643
5% 10/1/39	1,030	1,246
5% 10/1/40	830	1,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	3,310	3,589
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,609
5% 2/15/25	710	832
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,565	4,724
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	4,750	5,233
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	13,890
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,340
5% 3/15/31	2,690	3,290
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/38	1,850	2,339
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	5,869
5% 2/15/33	3,310	3,794
5% 2/15/34	4,140	4,733
5% 2/15/36	2,485	2,822
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	2,124
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,016
Weatherford Independent School District 0% 2/15/33	5,785	4,448

TOTAL TEXAS		319,914

Utah - 1.9%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,762
5% 7/1/24 (c)	1,450	1,615
5% 7/1/25 (c)	1,655	1,878
5% 7/1/27 (c)	3,500	4,102
5% 7/1/29 (c)	3,090	3,590
5% 7/1/30 (c)	2,275	2,638
5% 7/1/31 (c)	4,345	5,027
5% 7/1/32 (c)	4,760	5,492
5% 7/1/33 (c)	3,310	3,813
5% 7/1/34 (c)	7,830	8,997
5% 7/1/35 (c)	3,310	3,792
5% 7/1/36 (c)	4,470	5,107
5% 7/1/37 (c)	3,520	4,012
5% 7/1/42 (c)	20,290	22,914
Series 2018 A:
5% 7/1/31 (c)	2,000	2,342
5% 7/1/32 (c)	4,310	5,027
5% 7/1/33 (c)	1,420	1,651
5.25% 7/1/48 (c)	5,655	6,473
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	2,635	2,865

TOTAL UTAH		93,097

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,065
5% 10/15/46	4,720	4,996
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,731

TOTAL VERMONT		10,792

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,412
5% 6/15/30	1,035	1,176
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	556
Series 2016:
4% 6/15/37	595	636
5% 6/15/27	1,240	1,486
5% 6/15/30	540	643
5% 6/15/33	350	413
5% 6/15/34	665	782
5% 6/15/35	1,820	2,134
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	957
5% 1/1/40	1,865	2,130
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	898
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,002
5% 1/1/40 (c)	995	999
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,443
5% 1/1/34	1,240	1,451
5% 1/1/35	1,240	1,446
5% 1/1/44	830	945

TOTAL VIRGINIA		28,509

Washington - 1.6%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	2,900	3,345
5% 10/1/30 (c)	1,655	1,900
Series 2019 A, 4% 4/1/44 (c)	2,525	2,650
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,110	1,156
5% 6/1/22 (c)	830	891
5% 6/1/24 (c)	1,290	1,423
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	5,092
5% 12/1/27	3,415	3,724
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,238
5% 2/1/34	3,450	3,999
Series R-2017 A, 5% 8/1/30	1,685	2,043
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	798
5% 7/1/27	1,285	1,592
5% 7/1/28	1,570	1,956
5% 7/1/29	615	763
5% 7/1/30	735	909
5% 7/1/31	870	1,070
5% 7/1/32	1,655	2,031
5% 7/1/33	2,345	2,867
5% 7/1/34	540	657
5% 7/1/42	4,685	5,538
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,567
Series 2015:
5% 1/1/25	1,655	1,919
5% 1/1/27	1,910	2,223
Series 2019 A1, 5% 8/1/38	1,000	1,089
Series 2019 A2, 5% 8/1/33	2,000	2,261
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,999
5% 10/1/28	1,825	2,056
5% 10/1/35	1,880	2,068
5% 10/1/36	2,845	3,119
5% 10/1/40	2,795	3,045
Series 2019, 4% 10/1/49	3,515	3,517
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	94
5% 7/1/33 (d)	125	123
5% 7/1/38 (d)	100	95
5% 7/1/48 (d)	400	367

TOTAL WASHINGTON		76,184

West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,575	2,568
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,658
5% 1/1/32	1,120	1,365

TOTAL WEST VIRGINIA		5,591

Wisconsin - 1.7%
Milwaukee County Arpt. Rev. Series 2019 B:
5% 12/1/22 (c)	3,380	3,657
5% 12/1/23 (c)	2,960	3,284
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/21 (d)	250	253
5% 5/15/25 (d)	920	960
5% 5/15/28 (d)	1,095	1,146
5.25% 5/15/37 (d)	335	347
5.25% 5/15/42 (d)	415	426
5.25% 5/15/47 (d)	410	419
5.25% 5/15/52 (d)	775	790
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,063
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.12%, tender 5/1/20 (a)(c)	2,100	2,098
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,647
5% 1/1/42	4,275	4,495
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	733
5% 10/1/48 (d)	880	869
5% 10/1/53 (d)	2,330	2,282
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (d)	520	507
5% 4/1/40 (d)	750	752
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,791
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	970	981
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,645	1,663
Series 2014:
4% 5/1/33	2,920	3,062
5% 5/1/22	660	704
Series 2016 A:
5% 2/15/28	1,965	2,235
5% 2/15/29	2,550	2,893
5% 2/15/30	2,805	3,176
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,000	1,140
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	360	429
Series 2017 A:
5% 9/1/31	830	968
5% 9/1/33	1,425	1,650
5% 9/1/35	1,575	1,807
Series 2019 A:
2.25% 11/1/26	1,270	1,192
5% 11/1/46	540	510
5% 11/1/54	4,990	4,627
Series 2019 B1, 2.825% 11/1/28	1,435	1,350
Series 2019 B2, 2.55% 11/1/27	920	861
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,380	2,405
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,119
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	4,905	5,487
Series 2012:
4% 10/1/23	2,070	2,176
5% 6/1/27	1,840	1,965

TOTAL WISCONSIN		82,919

TOTAL MUNICIPAL BONDS
(Cost $4,648,950)		4,821,309
	Shares	Value (000s)

Money Market Funds - 0.1%
Fidelity Municipal Cash Central Fund 2.42% (g)(h)
(Cost $6,520)	6,519,717	6,520
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,655,470)		4,827,829
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(23,035)
NET ASSETS - 100%		$4,804,794

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,583,000 or 0.9% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$86
Total	$86

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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